UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  [811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------

                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2005
                         --------------


Date of reporting period:  OCTOBER 31, 2004
                           ----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                   (GREENVILLE CAPITAL MANAGEMENT, INC. LOGO)

                               SEMI-ANNUAL REPORT

                        GREENVILLE SMALL CAP GROWTH FUND

                 Managed by Greenville Capital Management, Inc.
                         Website: www.greenvillecap.com

                                  PERIOD ENDED
                                OCTOBER 31, 2004

December 1, 2004

Dear Fellow Shareholder,

Irrespective of the negative sentiment that permeated investor's mindset during the last six months, Small Cap Growth Stocks (as measured by the Russell 2000 Growth Index through October 31, 2004) have managed to retrace the 12% decline posted from the end of April to mid-August. Likewise, your fund has retraced some of the summer losses to finish its first 6 months down -2.9% through October 31, 2004.

Your fund's performance during the first six months was hindered by a lack of exposure to the Energy and Materials sectors. With commodity prices climbing, these two sectors were the best performing areas year-to-date, returning 33.8% and 11.7% through 10/31/04. Our fundamental research process orients us to identify company-specific investment themes as opposed to macro level calls on commodity prices. Second, the technology sector has been the worst performing sector year-to-date through 10/31/04, returning -11.7%. The Greenville Small Cap Growth Fund held 32.4% of its positions in technology. This made the Tech-to-Energy exposure the key strategic investment decision for many Small Cap Growth Funds. Other significant events included: the uncertainty surrounding the Presidential election, the effects of China purposely tapping the brakes on its rapid economic growth rate, the sense that Iraq was growing more violent, the perception that inflation is muting economic growth, and two 25 basis point Fed Funds hikes along with declining 10-year Treasury yields.

Using history is a guide, we firmly believe Energy's out-performance year to date may suggest a reversal is imminent. Since 1985, we have seen two other periods with similar patterns in the energy sector, and subsequently, the energy sector reversed and posted 11% losses in the ensuing twelve months.

Since the end of October, the markets have moved up strongly as the uncertainty surrounding the election has been removed, oil prices have begun to moderate and the negative press surrounding Iraq has subsided. We look forward to 2005 in an environment where relatively low interest rates and moderating GDP growth could favor the Small Cap Growth asset class.

Thank you for your continued support. We would welcome your feedback, please feel free to contact us at 800-220-0132.

Sincerely,

/s/Charles S. Cruice

Charles S. Cruice

Data Sources: Lehman Brothers, Frank Russell, and Baseline

Must be preceded or accompanied by a prospectus. Mutual Fund investing involves risk. Principal loss is possible.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Greenville Small Cap Growth Fund.

The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. You cannot invest directly in an index.

Small company stocks are more volatile than stocks of larger, more established companies. The Fund is suitable for long-term investors only who seek to invest a portion of their overall portfolio in an aggressive equity mutual fund that invests principally in small capitalization growth companies. The Fund experiences greater risks and price fluctuations due to its concentration in small-cap stocks as is noted in the Fund's prospectus.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Distributed by Quasar Distributors, LLC. (12/04)

Published on December 1, 2004.

SECTOR ALLOCATION At October 31, 2004 (Unaudited)

Consumer Cyclical                             1.2%
Capital Goods                                 0.7%
Consumer Discretionary                       17.4%
Consumer Staples                              3.1%
Financials                                    5.6%
Health Care                                  14.0%
Industrials                                  21.5%
Information Technology                       30.7%
Materials                                     2.0%
Cash*<F1>                                     3.8%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Period Ended October 31, 2004 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/3/04 - 10/31/04).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning           Ending            Expenses Paid
                               Account            Account         During the Period
                          Value 5/3/04*<F2>   Value 10/31/04   5/3/04 - 10/31/04**<F3>
                          -----------------   --------------   -----------------------
Actual                          $1,000            $  971                $9.77
Hypothetical (5% annual
  return before expenses)       $1,000            $1,015                $9.99

 *<F2>   Fund commenced operations on May 3, 2004.
**<F3> Expenses are equal to the Fund's annualized expense ratio of 2.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at October 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 96.2%

AIRLINES: 1.0%
   9,045     Airtran Holdings, Inc.*<F4>                           $   105,103
                                                                   -----------

AUTO MANUFACTURERS: 2.1%
   6,125     ASV, Inc.*<F4>                                            221,725
                                                                   -----------

AUTO PARTS & EQUIPMENT: 1.6%
   9,241     Keystone Automotive
               Industries, Inc.*<F4>                                   166,569
                                                                   -----------

BEVERAGES: 3.1%
  13,201     Peet's Coffee & Tea, Inc.*<F4>                            336,493
                                                                   -----------

BUILDING MATERIALS: 0.7%
  12,105     U.S. Home Systems, Inc.*<F4>                               71,420
                                                                   -----------

COMMERCIAL SERVICES:  6.8%
  19,500     Aaron Rents, Inc.                                         423,150
  10,035     EVCI Career Colleges
               Holding Corp.*<F4>                                       78,574
  12,500     The Providence
               Service Corp.*<F4>                                      231,000
                                                                   -----------
                                                                       732,724
                                                                   -----------

COMPUTERS:  8.2%
   4,530     Anteon International Corp.*<F4>                           178,029
   4,425     Micros Systems, Inc.*<F4>                                 261,606
  24,040     Mobility Electronics, Inc.*<F4>                           168,761
   9,095     Stratasys, Inc.*<F4>                                      266,302
                                                                   -----------
                                                                       874,698
                                                                   -----------

DISTRIBUTION/WHOLESALE: 3.2%
  22,890     Navarre Corp.*<F4>                                        343,350
                                                                   -----------

ELECTRICAL COMPONENTS
  & EQUIPMENT: 1.3%
  19,290     Power-One, Inc.*<F4>                                      135,416
                                                                   -----------

ELECTRONICS: 1.7%
  26,445     RAE Systems, Inc.*<F4>                                    184,322
                                                                   -----------

ENERGY - ALTERNATE SOURCES: 2.0%
   6,905     Headwaters, Inc.*<F4>                                     217,507
                                                                   -----------

ENGINEERING & CONSTRUCTION:  1.5%
   4,985     Dycom Industries, Inc.*<F4>                               162,760
                                                                   -----------

HEALTHCARE - PRODUCTS: 3.5%
   7,065     Given Imaging Ltd.*<F4>                                   227,846
  14,490     Merit Medical
               Systems, Inc.*<F4>                                      149,972
                                                                   -----------
                                                                       377,818
                                                                   -----------

HEALTHCARE - SERVICES: 4.8%
   5,665     America Service
               Group, Inc.*<F4>                                        202,637
   4,045     Coventry Health Care, Inc.*<F4>                           165,441
  18,150     Life Sciences
               Research, Inc.*<F4>                                     155,183
                                                                   -----------
                                                                       523,261
                                                                   -----------

HOME FURNISHINGS: 1.2%
  24,805     The Rowe Cos.*<F4>                                        126,009
                                                                   -----------

INSURANCE: 2.6%
   7,655     American Safety Insurance
               Holdings Ltd.*<F4>                                       99,745
   9,834     Argonaut Group, Inc.*<F4>                                 182,027
                                                                   -----------
                                                                       281,772
                                                                   -----------

INTERNET: 4.6%
  26,790     1-800-FLOWERS.COM,
               Inc.*<F4>                                               216,329
  25,200     Citadel Security
               Software, Inc.*<F4>                                      83,891
  11,228     Digitas, Inc.*<F4>                                        101,052
  27,725     Hollywood Media Corp.*<F4>                                 99,810
                                                                   -----------
                                                                       501,082
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 2.1%
  13,585     JLG Industries, Inc.                                      226,598
                                                                   -----------

MANUFACTURING - MISCELLANEOUS: 1.6%
   2,520     ESCO Technologies, Inc.*<F4>                              175,896
                                                                   -----------

PHARMACEUTICALS: 4.4%
  12,635     Connetics Corp.*<F4>                                      339,629
  10,405     Matrixx Initiatives, Inc.*<F4>                            130,062
                                                                   -----------
                                                                       469,691
                                                                   -----------

RETAIL: 7.6%
  11,685     Conn's, Inc.*<F4>                                         179,014
   6,295     Cost Plus, Inc.*<F4>                                      203,328
   7,090     First Cash Financial
               Services, Inc.*<F4>                                     167,182
  13,770     Rubio's Restaurants, Inc.*<F4>                            123,255
   9,585     Rush Enterprises, Inc.*<F4>                               138,312
                                                                   -----------
                                                                       811,091
                                                                   -----------

SEMICONDUCTORS: 9.7%
   7,735     August Technology Corp.*<F4>                               60,294
  34,060     LTX Corp.*<F4>                                            221,390
  16,185     Omnivision
               Technologies, Inc.*<F4>                                 257,341
   9,690     Richardson Electronics Ltd.                                80,427
  14,947     Tessera Technologies, Inc.*<F4>                           417,470
                                                                   -----------
                                                                     1,036,922
                                                                   -----------

SOFTWARE: 6.8%
  22,615     Epicor Software Corp.*<F4>                                347,592
   9,560     Mapinfo Corp.*<F4>                                         94,548
  13,190     Omnicell, Inc.*<F4>                                       136,187
  24,225     TradeStation Group, Inc.*<F4>                             149,953
                                                                   -----------
                                                                       728,280
                                                                   -----------

TELECOMMUNICATIONS: 4.4%
  29,270     AudioCodes Ltd.*<F4>                                      385,779
  19,010     NMS
               Communications Corp.*<F4>                                82,979
                                                                   -----------
                                                                       468,758
                                                                   -----------

TRANSPORTATION: 9.7%
  12,170     Celadon Group, Inc.*<F4>                                  236,706
   9,295     J.B. Hunt Transport
               Services, Inc.                                          379,794
  12,500     Marten Transport Ltd.*<F4>                                228,875
  12,240     Vitran Corp, Inc.*<F4>                                    200,736
                                                                   -----------
                                                                     1,046,111
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $10,025,295)                                                10,325,376
                                                                   -----------

SHORT-TERM INVESTMENT: 4.2%
 453,231     SEI Daily Income Trust
               Government Portfolio
               Class B
               (cost $453,231)                                         453,231
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $10,478,526):  100.4%                                       10,778,607
Liabilities in excess
  of Other Assets: (0.4)%                                              (42,563)
                                                                   -----------
NET ASSETS: 100.0%                                                 $10,736,044
                                                                   -----------
                                                                   -----------

*<F4>  Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2004 (Unaudited)

ASSETS
   Investments in securities, at value (cost $10,478,526)          $10,778,607
   Cash                                                                    481
   Receivables:
       Fund shares sold                                                      5
       Dividends and interest                                              384
                                                                   -----------
           Total assets                                             10,779,477
                                                                   -----------

LIABILITIES
   Payables:
       Administration fees                                               3,227
       Advisory fees                                                     4,624
       Fund accounting fees                                              6,908
       Transfer agent fees                                               4,398
   Accrued expenses                                                     24,276
                                                                   -----------
           Total liabilities                                            43,433
                                                                   -----------

NET ASSETS                                                         $10,736,044
                                                                   -----------
                                                                   -----------
Shares outstanding
  (unlimited number of shares authorized, without par value)         1,105,319
                                                                   -----------
                                                                   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE           $      9.71
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $11,006,175
   Undistributed net investment loss                                  (102,399)
   Accumulated net realized loss on investments                       (467,813)
   Net unrealized appreciation on investments                          300,081
                                                                   -----------
           Net assets                                              $10,736,044
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Period Ended October 31, 2004*<F5> (Unaudited)

INVESTMENT INCOME
   Income
       Dividends                                                     $   2,614
       Interest                                                          1,989
                                                                     ---------
           Total income                                                  4,603
                                                                     ---------
   Expenses
       Advisory fees                                                    53,501
       Administration fees                                              18,844
       Transfer agent fees                                              13,463
       Fund accounting fees                                             13,363
       Registration fees                                                10,371
       Audit fees                                                        6,234
       Reports to shareholders                                           4,239
       Legal fees                                                        3,989
       Custody fees                                                      2,992
       Miscellaneous                                                     2,992
       Trustee fees                                                      2,793
       Insurance fees                                                      699
                                                                     ---------
           Total expenses                                              133,480
           Less:  fees waived                                          (26,478)
                                                                     ---------
           Net Expenses                                                107,002
                                                                     ---------
               NET INVESTMENT LOSS                                    (102,399)
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                   (467,813)
   Change in net unrealized appreciation on investments                300,081
                                                                     ---------
       Net realized and unrealized loss on investments                (167,732)
                                                                     ---------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $(270,131)
                                                                     ---------
                                                                     ---------

*<F5>  Fund commenced operations on May 3, 2004.

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                            PERIOD ENDED
                                                     OCTOBER 31, 2004#<F7>*<F8>
                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                       $  (102,399)
   Net realized loss on investments                             (467,813)
   Change in net unrealized appreciation on investments          300,081
                                                             -----------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     (270,131)
                                                             -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F6>+<F9>            11,006,175
                                                             -----------
       TOTAL INCREASE IN NET ASSETS                           10,736,044
                                                             -----------

NET ASSETS
   Beginning of period                                                --
                                                             -----------
   END OF PERIOD                                             $10,736,044
                                                             -----------
                                                             -----------

(a)<F6>  A summary of capital share transactions is as follows:

                                       PERIOD ENDED
                                OCTOBER 31, 2004#<F7>*<F8>
                                --------------------------
                                Shares              Value
                                ------              -----
Shares sold                    1,160,780         $11,547,293
Shares redeemed+<F9>             (55,461)           (541,118)
                               ---------         -----------
Net increase                   1,105,319         $11,006,175
                               ---------         -----------
                               ---------         -----------

#<F7>   Unaudited.
*<F8>   Fund commenced operations on May 3, 2004.
+<F9>   Net of redemption fees of $1,606.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

                                                           PERIOD ENDED
                                                   OCTOBER 31, 2004#<F10>*<F11>
                                                   ----------------------------
Net asset value, beginning of period                          $10.00
                                                              ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                            (0.09)
Net realized and unrealized loss on investments                (0.20)
                                                              ------
     Total from investment operations                          (0.29)
                                                              ------
Paid-in capital from redemption fees (Note 2)                   0.00**<F12>
                                                              ------
Net asset value, end of period                                $ 9.71
                                                              ------
                                                              ------
Total return                                                   (2.90)%^<F13>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                           $10.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived                                              2.50%+<F14>
After fees waived                                               2.00%+<F14>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived                                             (2.41)%+<F14>
After fees waived                                              (1.91)%+<F14>

Portfolio turnover rate                                        42.47%^<F13>

 #<F10>    Unaudited.
 *<F11>    Fund commenced operations on May 3, 2004.
**<F12>    Amount is less than $0.01.
 ^<F13>    Not Annualized.
 +<F14>    Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Greenville Small Cap Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in small capitalization companies that offer the possibility of capital growth. The Fund defines small capitalization companies as those companies with market capitalizations between $100 million and $2 billion at the time of purchase. The Fund began operations on May 3, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a minimum gain basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on days that the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than three months. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the period ended October 31, 2004, investment advisory services were provided to the Fund by Greenville Capital Management, Inc. (the "Advisor") under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended October 31, 2004, the Fund incurred $53,501 in Advisory fees. Additionally, the Advisor has contractually waived fees of $26,478 in order to limit the Fund's total operating expenses to 2.00% of the Fund's average daily net assets. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. Reimbursed expenses subject to potential recovery by year of expiration are as follows:

           Year of Expiration                  Amount
           ------------------                  ------
             April 30, 2008                   $26,478

     The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $47.5 million           $38,000
          $47.5 to $300 million         0.08% of average daily net assets
          $300 to $800 million          0.07% of average daily net assets
          Over $800 million             0.04% of average daily net assets

     For the period ended October 31, 2004, the Fund incurred Administration fees of $18,844. Quasar Distributors, LLC, serves as principal underwriter for shares of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as the Fund's custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended October 31, 2004, was $14,237,508 and $3,744,400, respectively.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Greenville Small Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at
(888) 334-9075 or by accessing the Fund's website at www.greenvillecap.com.
                                                     ---------------------
Furthermore, you can obtain the description on the SEC's website at www.sec.gov.
                                                                    -----------

Information regarding how the Greenville Small Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling (888) 334-9075. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Greenville Small Cap Growth Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q will be available without charge, upon request by calling toll-free at (888) 334-9075. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
           -----------

MANAGEMENT OF THE FUND (Unaudited)

     The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                          TERM OF         PRINCIPAL                              IN FUND
                              POSITION    OFFICE AND      OCCUPATION                             COMPLEX***<F17>   OTHER
NAME, ADDRESS                 WITH        LENGTH OF       DURING PAST                            OVERSEEN          DIRECTORSHIPS
AND AGE                       THE TRUST   TIME SERVED     FIVE YEARS                             BY TRUSTEES       HELD
-------------                 ---------   -----------     -----------                            ---------------   -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F15>        Chairman    Indefinite      President, Talon                       1                 None.
(born 1943)                   and         Term            Industries, Inc.
2020 E. Financial Way         Trustee     since           (administrative,
Suite 100                                 May 1991.       management and business
Glendora, CA 91741                                        consulting); formerly
                                                          Chief Operating Officer,
                                                          Integrated Asset
                                                          Management (investment
                                                          advisor and manager) and
                                                          formerly President, Value
                                                          Line, Inc. (investment
                                                          advisory and financial
                                                          publishing firm).

Wallace L. Cook*<F15>         Trustee     Indefinite      Retired.  Formerly Senior              1                 None.
(born 1939)                               Term            Vice President, Rockefeller
2020 E. Financial Way                     since           Trust Co.; Financial
Suite 100                                 May 1991.       Counselor, Rockefeller
Glendora, CA 91741                                        & Co.

Carl A. Froebel*<F15>         Trustee     Indefinite      Private Investor.  Formerly            1                 None.
(born 1938)                               Term            Managing Director, Premier
2020 E. Financial Way                     since           Solutions, Ltd.  Formerly
Suite 100                                 May 1991.       President and Founder,
Glendora, CA 91741                                        National Investor Data
                                                          Services, Inc. (investment
                                                          related computer software).

Rowley W.P. Redington*<F15>   Trustee     Indefinite      President; Intertech                   1                 None.
(born 1944)                               Term            Computer Services Corp.
2020 E. Financial Way                     since           (computer services and
Suite 100                                 May 1991.       consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F16>     Trustee     Indefinite      Consultant since July                  1                 Trustee, Managers
(born 1950)                               Term            2001; formerly, Executive                                Funds; Managers
2020 E. Financial Way                     since           Vice President, Investment                               AMG Funds,
Suite 100                                 May 1991.       Company Administration,
Glendora, CA 91741                                        LLC ("ICA") (mutual
                                                          fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President   Indefinite      Vice President, U.S.                   1                 Not
(born 1947)                               Term since      Bancorp Fund Services,                                   Applicable.
2020 E. Financial Way                     August 2002.    LLC since July 2001;
Suite 100                     Chief       Indefinite      formerly, Senior Vice
Glendora, CA 91741            Compliance  Term since      President, ICA (May
                              Officer     September       1997-July 2001).
                                          2004.

Eric W. Falkeis               Treasurer   Indefinite      Vice President, U.S.                   1                 Not
(born 1973)                               Term since      Bancorp Fund Services,                                   Applicable.
615 East Michigan St.                     August 2002.    LLC since 1997; Chief
Milwaukee, WI 53202                                       Financial Officer, Quasar
                                                          Distributors, LLC since 2000.

Chad E. Fickett               Secretary   Indefinite      Assistant Vice President,              1                 Not
(born 1973)                               Term since      U.S. Bancorp Fund Services,                              Applicable.
615 East Michigan St.                     March 2002.     LLC since July 2000.
Milwaukee, WI 53202

  *<F15> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F16> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F17> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                               Rockland, DE 19732
                             www.greenvillecap.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                        U.S. Bank, National Association
                               425 Walnut Street
                              Cincinnati, OH 45202

                        TRANSFER AGENT, FUND ACCOUNTANT
                             AND FUND ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                  888-334-9075

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date   January 7, 2005
          --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F18> /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date   January 7, 2005
          --------------------------------

     By (Signature and Title)*<F18> /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date   January 7, 2005
          --------------------------------

*<F18> Print the name and title of each signing officer under his or her signature.